Thrivent Multisector Bond Portfolio Investment Objectives and Goals - Thrivent Multisector Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Multisector Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Multisector Bond Portfolio (the "Portfolio") seeks a combination of current income and long-term capital appreciation.